Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants Disclosure [Abstract]
Warrants Disclosure [Text Block]
NOTE 10.  Warrants

A summary of outstanding common stock warrants as of March 31, 2014, is as follows:

	Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
	Warrants are Convertible	Outstanding	as Liabilities	Price	Date

.	Common stock	6,128,379	1,999,033	$2.60	August and September 2018
	Common stock	717,905	717,905	$4.04	June and August 2014
	Common stock	552,186	552,186	$4.22	December 2014 and January 2015
	Common stock	7,740	—	$77.52	June and August 2014
	Common stock	1,022	—	$83.49	December 2014 and January 2015
	Common stock	960	—	$145.90	December 2015
	Common stock	2,047	—	$149.09	July 2015
	Common stock	30,192	—	$154.05	July 2015
	Common stock	2,012	—	$298.17	December 2014 and November 2015

	Total	7,442,443	3,269,124

In addition, there are 25.88 unit warrants outstanding which expire in August and September 2018, 3.34 of which are recorded as liabilities, each entitling the holder to purchase, for $50,000, 25,000 shares of common stock and 12,500 warrants to purchase one share of common stock at an exercise price of $2.60, expiring in August and September 2018.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $198.78 and entitled the holders thereof to purchase an aggregate of 17,609 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of May 27, 2011, had an exercise price of $77.52 and entitled the holders thereof to purchase an aggregate of 45,152 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 7,740 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments. As a result of anti-dilution adjustments with respect to the remaining 37,412 warrants pursuant to their terms, such warrants, as of March 31, 2014, had an exercise price of $4.04 and entitled the holders thereof to purchase an aggregate of 717,905 shares.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $248.48 and entitled the holders thereof to purchase an aggregate of 9,722 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of May 27, 2011, had an exercise price of $83.49 and entitled the holders thereof to purchase an aggregate of 28,934 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 1,022 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments. As a result of anti-dilution adjustments with respect to the remaining 27,912 warrants pursuant to their terms, such warrants, as of March 31, 2014, had an exercise price of $4.22 and entitled the holders thereof to purchase an aggregate of 552,186 shares.

The Company records warrants and unit warrants with certain anti-dilution protection or certain cash settlement provisions as liabilities, with the estimated fair value of those warrants for which no anti-dilution adjustment is projected prior to the expiration date being calculated using the Black-Scholes valuation model, with all others being calculated using a Monte Carlo Simulation approach, using key input variables provided by management, at each reporting date. Changes in fair value are recorded as gains or losses on revaluation in non-operating income (expense).

The warrants expiring in August and September 2018 comprise 2,369,000 warrants issued in the 2013 Exchange and 3,417,129 and 342,250 issued in the initial and final closing, respectively, of the 2013 Private Placement. As the result of a provision contained in these warrants and the unit warrants that were issued in August and September 2013 that would have required cash settlement in certain rare circumstances, these securities were required to be classified as liabilities on the Company’s Consolidated Balance Sheet. In an effort to reduce the amount of such liabilities, which totaled approximately $8.7 million as of December 31, 2013, in March 2014 the Company began requesting holders of these warrants and unit warrants to consent to amendments to their terms to enable the Company to reclassify them as equity. By March 31, 2014, such consent had been received from the holders of 4,129,346 warrants and 22.54 unit warrants, and on that date the Company amended their terms such that the liability was settled. The fair value of the securities settled and reclassified as equity on that date was estimated to be $6,109,179, based on assumptions described below.

The total fair values of those warrants and unit warrants accounted for as liabilities as of March 31, 2014 and 2013, were estimated to be $2,822,372 and $225,764, respectively, using a closing stock price of $2.00 and $5.96, respectively, and based on the following assumptions:

		March 31, 2014	March 31, 2013

Risk-free interest rate	0	0.05% - 1.15%	0.05% - 0.18%
Expected remaining term		0.21 - 3.60 Years	0.14 - 1.39 Years
Expected volatility		89.00% - 110.83%	94.54% - 128.32%
Dividend yield		0%	0%

The aggregate fair value of such warrants and unit warrants at December 31, 2013 and 2012, was estimated to be $9,147,507 and $102,695, respectively. During the three months ended March 31, 2014, to the extent that it did not arise from settlements, the decrease in the fair value of the warrant derivative liability of $215,956 was recorded as a revaluation gain. During the three months ended March 31, 2013, the increase in the fair value of the warrant derivative liability of $123,069 was recorded as a revaluation loss (see Note 11).

Since March 31, 2014, holders of warrants and unit warrants with cash settlement provisions with an aggregate fair value of $1,216,420 as of that date have consented to amendments to their terms, which will enable the Company to reclassify these securities as equity in the three months ending June 30, 2014.

NOTE 9.  Warrants

A summary of outstanding common stock warrants as of December 31, 2013, is as follows:

	Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
	Warrants are Convertible	Outstanding	as Liabilities	Price	Date

.	Common stock	6,128,379	6,128,379	$2.60	August and September 2018
	Common stock	717,905	717,905	$4.04	June and August 2014
	Common stock	552,186	552,186	$4.22	December 2014 and January 2015
	Common stock	7,740	—	$77.52	June and August 2014
	Common stock	1,022	—	$83.49	December 2014 and January 2015
	Common stock	960	—	$145.90	December 2015
	Common stock	2,047	—	$149.09	July 2015
	Common stock	30,192	—	$154.05	July 2015
	Common stock	2,012	—	$298.17	December 2014 and November 2015

	Total	7,442,443	7,398,470

In addition, there are 25.88 unit warrants outstanding which expire in August and September 2018, recorded as liabilities, each entitling the holder to purchase, for $50,000, 25,000 shares of common stock and 12,500 warrants to purchase one share of common stock at an exercise price of $2.60, expiring in August and September 2018 (see Note 1).

The warrants expiring in August and September 2018 comprise 2,369,000 warrants issued in the 2013 Exchange and 3,417,129 and 342,250 issued in the initial and final closing, respectively, of the 2013 Private Placement (see Note 1).

The 2,369,000 warrants issued in the 2013 Exchange were to directly compensate holders of warrants issued in May 2011. Those warrants included the right to receive consideration for the unexercised portion of the warrant, based on a Black-Scholes model set forth in the warrants, in the event of certain substantial changes in ownership or trading status of the Company. Such a change in ownership occurred on August 27, 2013. The Company recorded a one-time expense of $2,553,318 representing the excess of the fair value of the new warrants over those they replaced. The total fair value of the 2,369,000 new warrants was estimated to be $2,637,387 utilizing a Black-Scholes model, the exercise price of $2.60, a stock price of $2.00 and assumptions including estimated volatility of 84.26%, risk-free interest rate of 1.16%, a zero dividend rate and expected remaining term of 4.00 years. The total fair value of the 565,180 warrants exchanged was estimated to be $84,069 utilizing a Black-Scholes model, the exercise price of $61.62, a stock price of $2.00 and assumptions including estimated volatility of 119.54%, risk-free interest rate of 0.46%, a zero dividend rate and expected remaining term of 2.20 years.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $198.78 and entitled the holders thereof to purchase an aggregate of 17,609 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of May 27, 2011, had an exercise price of $77.52 and entitled the holders thereof to purchase an aggregate of 45,152 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 7,740 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments. As a result of anti-dilution adjustments with respect to the remaining 37,412 warrants pursuant to their terms, such warrants, as of December 31, 2013, had an exercise price of $4.04 and entitled the holders thereof to purchase an aggregate of 717,905 shares.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $248.48 and entitled the holders thereof to purchase an aggregate of 9,722 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of May 27, 2011, had an exercise price of $83.49 and entitled the holders thereof to purchase an aggregate of 28,934 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 1,022 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments. As a result of anti-dilution adjustments with respect to the remaining 27,912 warrants pursuant to their terms, such warrants, as of December 31, 2013, had an exercise price of $4.22 and entitled the holders thereof to purchase an aggregate of 552,186 shares.

The Company records warrants and unit warrants with certain anti-dilution protection or certain cash settlement provisions as liabilities, with the estimated fair value of those warrants for which no anti-dilution adjustment is projected prior to the expiration date being calculated using the Black-Scholes valuation model, with all others being calculated using a Monte Carlo Simulation approach, using key input variables provided by management, at each reporting date. Changes in fair value are recorded as gains or losses on revaluation in non-operating income (expense).

The aggregate fair value of such warrants at December 31, 2013 and 2012, was estimated to be $9,147,507 and $102,695, respectively, using a closing stock price of $2.00 and $2.98, respectively, and based on the following assumptions:

	December 31, 2013		December 31, 2012

Risk-free interest rate	0.09% - 1.36%	0	0.08% - 0.21%
Expected remaining term	0.46 - 3.80 Years		0.38 - 1.58 Years
Expected volatility	95.39% - 118.65%		117.58% - 131.42%
Dividend yield	0%		0%

The aggregate fair value of such warrants at December 31, 2011, was estimated to be $655,219, and the aggregate fair value of warrants and unit warrants issued during the year ended December 31, 2013, was estimated to be $7,962,081 on their issuance dates. During the year ended December 31, 2013, to the extent that it did not arise from new issuances, the increase in the fair value of the warrant derivative liability of $1,082,731 was recorded as a revaluation loss and during the year ended December 31, 2012, the decrease in the fair value of the warrant derivative liability of $552,524 was recorded as a revaluation gain (see Note 11).